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                                                   Filed pusuant to Rule 497(e)

                               WM VARIABLE TRUST
                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101

                    SUPPLEMENT DATED MARCH 20, 2003 TO THE
                         PROSPECTUS DATED MAY 1, 2002

   The paragraph on page 40 that discusses the portion of the Growth Fund's portfolio managed by Janus is replaced in its entirety by the following: "E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Executive Vice President of Janus, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the LargeCap Growth discipline."

                    PLEASE RETAIN THIS SUPPLEMENT WITH THE
                       PROSPECTUS FOR FUTURE REFERENCE.



                                                                   VTSUPP 03/03